Taxes (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Taxes
Taxes and contributions on income payable	R$ 3,970	R$ 2,950
Deferred tax liabilities	560	345
Other	4,672	3,478
Total	9,202	6,773
Current	7,915	5,964
Non-current	R$ 1,287	R$ 809